Unaudited Quarterly Operating Results Unaudited Quarterly Operating Results (Tables)	12 Months Ended
Dec. 31, 2015
MidAmerican Energy Company [Member]
Quarterly Operating Results [Line Items]
Schedule of Quarterly Financial Information [Table Text Block]

	2015
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
	(In millions)
Operating revenue	$722	$572	$680	$528
Operating income	100	112	208	29
Income from continuing operations	90	126	233	(3)
Income on discontinued operations	4	5	1	6
Net income	94	131	234	3

	2014
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
	(In millions)
Operating revenue	$966	$564	$638	$654
Operating income	140	46	156	52
Income from continuing operations	149	30	168	54
Income on discontinued operations	8	2	2	4
Net income	157	32	170	58

Quarterly data reflect seasonal variations common to a Midwest utility.